Concentrations (Tables)	12 Months Ended
Dec. 31, 2022
Concentrations [Abstract]
Schedule of details of customers total revenues
	Years Ended December 31,
	2022		2021		2020

Custom A	$2,291,651	36%	$1,784,738	28%	$1,254,945	22%
Custom B	834,911	13%	896,220	14%	-	-%
Custom C	-	-%	-	-%	609,322	10%
Total	$3,126,562	49%	$2,680,958	42%	$1,864,267	32%

Schedule of details of customers accounts receivable
	December 31,
	2022		2021		2020

Custom A	$5,274,060	67%	$4,256,804	66%	$3,001,818	53%
Custom B	1,864,208	24%	1,027,238	16%	-	-%
Custom C	-	-%	963,034	15%	1,509,383	27%
Total	$7,138,268	91%	$6,247,076	97%	$4,511,201	80%

Schedule of details of suppliers total purchases
	Years Ended December 31,
	2022		2021		2020

Supplier A	$-	-%	$295,283	11%	$563,653	22%
Supplier B	-	-%	-	-%	415,779	16%
Supplier C	472,988	16%	-	-%	-	-%
Supplier D	430,744	15%	267,933	10%	-	-%
Supplier E	366,115	13%	-	-%	-	-%
Supplier F	326,836	11%	-	-%	-	-%
Total	$1,596,683	55%	$563,216	21%	$979,432	38%

Schedule of details of suppliers accounts payable
	December 31,
	2022		2021		2020

Supplier G	$131,661	19%	$-	-%	$51,472	14%
Supplier H	79,605	11%	86,494	17%	49,788	13%
Supplier I	-	-%	-	-%	45,827	12%
Supplier J	-	%	-	-%	40,039	11%
Supplier E	155,990	22%	-	-%	-	-%
Supplier K	-	-%	84,671	16%	-	-%
Supplier L	-	-%	66,068	13%	-	-%
Total	$367,256	52%	$237,233	46%	$187,126	50%